Long-Term Investments (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
		May 31, 2024 USD ($) shares	Mar. 31, 2024 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Long-Term Investments [Line Items]
Aggregate capital contribution			¥ 100,000
Initial capital contribution				¥ 3,000	¥ 23,000
Equity investment	[1]			28,254	3,002
Cash (in Dollars) | $		$ 500
Advertising services (in Dollars) | $		$ 343
Fair value gain				¥ 24,900
Group [Member]
Long-Term Investments [Line Items]
Equity method ownership, percentage			43.29%
Shares issuance of investment (in Shares) | shares		12,500,000
PRC [Member]
Long-Term Investments [Line Items]
Equity method ownership, percentage				49.00%
Equity investment				¥ 1,388	¥ 2
Group acquired Shenzhen Letsvan [Member]
Long-Term Investments [Line Items]
Equity investment				¥ 5,094

[1]	In March 2024, the Group entered into a partnership agreement with third party investors in China to form a limited partnership enterprise (the “Partnership Enterprise”) for future investing activities in the consumer market in China. In accordance with the agreement, the Group served as one of the limited partners and agreed to subscribe for 43.29% of the equity interests in the Partnership Enterprise by contributing a sum of RMB100,000 aggregately as the capital of the Partnership Enterprise. The Group applied equity method of accounting to this investment in accordance with ASC 323 because the Group has significant influence over the Partnership Enterprise but does not have a controlling financial interest. As of June 30, 2024 and 2025, RMB3,000 and RMB23,000 was paid by the Group as part of the agreed capital contribution to the Partnership Enterprise. During the year ended June 30, 2025, the Group acquired Shenzhen Letsvan (Note 3), who held a 49% equity interest in a PRC private company (the “Investee”) and had the ability to exercise significant influence over the Investee. The equity investment of the Investee amounted to RMB5,094 as of June 30, 2025. For the years ended June 30, 2024 and 2025, the Company recognized the share of profit from equity method investments of RMB2 and RMB1,388, respectively.